Revenue (Tables)	12 Months Ended
Aug. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred revenue

	Year ended
	August 31, 2025	August 31, 2024
	$	$
Gross billing	17,431,300	16,264,172
Commission expense	15,826,657	14,895,885
Revenue	1,604,644	1,368,287

Subscription revenue	750,042	738,697
Insurance	197,852	-
Sponsorship revenue	220,923	107,741
Underwriting revenue	125,828	153,757
Other revenue	87,535	320,505
Total revenue	2,986,823	2,688,987